Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
In accordance with the rules adopted by the SEC pursuant to the
Dodd-Frank
Act of 2010, we provide the following disclosure regarding executive compensation for our Chief Executive Officer and other
(non-
CEO)
named executive officers (“NEOs”) and company performance for the fiscal years listed below.
The amounts below shown for Compensation
Actually
Paid do not
represent
the value of cash and shares of the Company’s common stock received by NEOs during the year, but rather is an amount calculated in accordance with
SEC rules and includes, among other things,
year-over-year
changes in the value of unvested
equity-based
awards. As a result of the calculation methodology required by the SEC, Compensation Actually Paid amounts below differ from compensation actually earned, realized or received by the individuals.

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Company Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income (Loss) (Thousands) ($)	Company Selected Measure: Stock Price ($)(5)

2022	311,233	(585,324,767)	9,484,778	(20,027,758)	143.63	101.22	1,893,105	100.59

2021	132,152	301,440,152	9,419,946	19,647,185	279.67	140.97	(352,034)	176.69

2020	120,099,075	1,146,063,075	17,432,764	88,442,213	246.60	104.79	(4,584,716)	147.62

(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our CEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs

2022	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2021	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2020	Brian Chesky	Dave Stephenson, Joseph Gebbia, Nathan Blecharczyk, and Catherine Powell

(2)
The calculation of Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below:

	2022		2021		2020

Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,478,388)	—	(8,339,698)	(119,880,000)	(16,592,055)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year	—	3,265,056	—	4,818,072	1,145,844,000	82,165,166

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year	—	1,162,120	—	1,174,142	—	2,515,735

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (Increase/Deduction)	(585,636,000)	(17,745,536)	124,956,000	7,885,953	—	3,506,421

Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (Increase/Deduction)	—	(7,715,787)	176,352,000	4,688,770	—	(585,818)

TOTAL ADJUSTMENTS	(585,636,000)	(29,512,535)	301,308,000	10,227,239	1,025,964,000	71,009,450

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award
, using a Monte Carlo simulation model as of the applicable
year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 11 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.

(3)
The Compensation Actually Paid to Mr. Chesky largely reflects the change in the fair value, as calculated in accordance with ASC Topic 718, of the
Multi-Year
Award granted to Mr. Chesky in November 2020, as detailed in footnote (2) above. The Compensation Actually Paid to Mr. Chesky for 2020 reflects the fair value of this award as of December 31, 2020, which is substantially larger than the value of the award as of the grant date due to the substantial increase in the fair value of our Class A common stock from the grant date ($35.81), which was prior to our IPO, through December 31, 2020 ($146.80), representing an increase of 310%. As of December 31, 2020, no portion of the
Multi-Year
Award had been earned.

As disclosed in the “CEO
Multi-Year
Equity Award” section in our Compensation Discussion and Analysis, the Multi Year Award is intended to cover ten years of compensation and may be earned, if at all, based on our 60 trading day trailing average closing stock price exceeding progressively higher stock price hurdles, ranging from $125 to $485, over a
10-year
period. In order to earn all of the tranches, the stock price will have to be over 7x the price at IPO and 13x the price at the time of grant. Outside of shares held to cover taxes, vested shares are not delivered to Mr. Chesky for two years following the vesting date. As of December 31, 2022, only two of the 10 tranches have been earned and vested, and other than an amount necessary to cover taxes, shares underlying the vested RSUs have not been issued. In designing the compensation program for Mr. Chesky, our board of directors was cognizant of Mr. Chesky’s intention to donate the net proceeds from the award to community, philanthropic and charitable causes.

(4)
Represents the cumulative total shareholder return (TSR) on our Class A common stock and the cumulative TSR on the S&P 500 Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form
10-K,
through December 31, 2020, 2021 and 2022. The table assumes $100 was invested at the market close on December 10, 2020, which was the first day our Class A common stock began trading. Data for the Peer Group TSR assumes reinvestment of dividends.

(5)
The
Multi-Year
Award granted to Mr. Chesky in November 2020 is divided into ten tranches that are eligible to vest based on the achievement of stock price goals measured based on the average of our stock price over a 60 trading day trailing average during a ten-year
performance period. The Company does not utilize any other financial performance measures, as defined under SEC rules, in its executive compensation programs, and as such has determined to utilize the 60 trading day trailing average closing stock price of our Class A common stock as of the end of each fiscal year (the “Stock Price Measure”), as the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022 to our performance. See “CEO
Multi-Year
Equity Award” section for more detail.

Company Selected Measure Name	Stock Price Measure
Named Executive Officers, Footnote [Text Block]	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our CEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs

2022	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2021	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2020	Brian Chesky	Dave Stephenson, Joseph Gebbia, Nathan Blecharczyk, and Catherine Powell

Peer Group Issuers, Footnote [Text Block]	Represents the cumulative total shareholder return (TSR) on our Class A common stock and the cumulative TSR on the S&P 500 Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form
10-K,
	through December 31, 2020, 2021 and 2022. The table assumes $100 was invested at the market close on December 10, 2020, which was the first day our Class A common stock began trading. Data for the Peer Group TSR assumes reinvestment of dividends.
PEO Total Compensation Amount	$ 311,233	$ 132,152	$ 120,099,075
PEO Actually Paid Compensation Amount	$ (585,324,767)	301,440,152	1,146,063,075
Adjustment To PEO Compensation, Footnote [Text Block]	The calculation of Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below:

	2022		2021		2020

Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,478,388)	—	(8,339,698)	(119,880,000)	(16,592,055)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year	—	3,265,056	—	4,818,072	1,145,844,000	82,165,166

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year	—	1,162,120	—	1,174,142	—	2,515,735

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (Increase/Deduction)	(585,636,000)	(17,745,536)	124,956,000	7,885,953	—	3,506,421

Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (Increase/Deduction)	—	(7,715,787)	176,352,000	4,688,770	—	(585,818)

TOTAL ADJUSTMENTS	(585,636,000)	(29,512,535)	301,308,000	10,227,239	1,025,964,000	71,009,450

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award
, using a Monte Carlo simulation model as of the applicable
year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 11 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 9,484,778	9,419,946	17,432,764
Non-PEO NEO Average Compensation Actually Paid Amount	$ (20,027,758)	19,647,185	88,442,213
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The calculation of Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below:

	2022		2021		2020

Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,478,388)	—	(8,339,698)	(119,880,000)	(16,592,055)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year	—	3,265,056	—	4,818,072	1,145,844,000	82,165,166

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year	—	1,162,120	—	1,174,142	—	2,515,735

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (Increase/Deduction)	(585,636,000)	(17,745,536)	124,956,000	7,885,953	—	3,506,421

Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (Increase/Deduction)	—	(7,715,787)	176,352,000	4,688,770	—	(585,818)

TOTAL ADJUSTMENTS	(585,636,000)	(29,512,535)	301,308,000	10,227,239	1,025,964,000	71,009,450

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award
, using a Monte Carlo simulation model as of the applicable
year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 11 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between CEO and Average NEO Compensation Actually Paid and Our TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, each as set forth in the table above, and our cumulative TSR over the three-year

period from 2020 through 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between CEO and Average NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our net income during years 2020 through 2022, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between CEO and Average NEO Compensation Actually Paid and Stock Price Measure
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Stock Price Measure during years 2020 through 2022, each as set forth in the table above.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Our TSR and Peer Group Index TSR
The following chart compares our cumulative TSR over the
three-year
period from 2020 through 2022 to that of the S&P 500 Information Technology Index over the same time period.

Tabular List [Table Text Block]
Relationship Between Financial Performance Measures and Compensation Actually Paid
The following graphs sets forth the relationship between Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our remaining NEOs with (i)
our cumulative
TSR, (ii) our net income (loss), and (iii) the Stock Price Measure, in each case, over three most recently completed fiscal years. Also shown in the graph below is the relationship between our cumulative TSR to the Peer Group TSR for the same period.
Our executive compensation program emphasizes equity compensation, which we believe demonstrates a longer-
term
, ownership orientation. As a result of this emphasis, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our
Non-CEO
NEOs is significantly impacted by our stock price and TSR performance.
Changes to our net income from 2020 through 2022 do not directly align with our outcomes on Compensation Actually Paid as net income is not used as a financial measure under our executive compensation programs and due to the stronger sensitivity of Compensation Actually Paid to our stock price and TSR performance.

Total Shareholder Return Amount	$ 143.63	279.67	246.6
Peer Group Total Shareholder Return Amount	101.22	140.97	104.79
Net Income (Loss)	$ 1,893,105,000	$ (352,034,000)	$ (4,584,716,000)
Company Selected Measure Amount	100.59	176.69	147.62
PEO Name	Brian Chesky
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	our cumulative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	our net income (loss)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	the Stock Price Measure
PEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (119,880,000)
PEO [Member] | Increase for on YearEnd Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,145,844,000
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (IncreaseDeduction) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (585,636,000)	$ 124,956,000
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (IncreaseDeduction) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		176,352,000
PEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(585,636,000)	301,308,000	1,025,964,000
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,478,388)	(8,339,698)	(16,592,055)
Non-PEO NEO [Member] | Increase for on YearEnd Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,265,056	4,818,072	82,165,166
Non-PEO NEO [Member] | Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,162,120	1,174,142	2,515,735
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (IncreaseDeduction) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,745,536)	7,885,953	3,506,421
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (IncreaseDeduction) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,715,787)	4,688,770	(585,818)
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (29,512,535)	$ 10,227,239	$ 71,009,450